Trade and other payables (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Trade and other payables
Trade payables	$ 1,469	$ 1,112
Other payables and accruals	438	442
Amounts owed to parent company		3
Other tax and social security payable	49	34
Payables and accruals for exceptional items	35	41
Total	$ 1,991	$ 1,632	$ 956	$ 976